Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net (loss)/income	$ 13,564	$ 8,209	$ (3,802)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,373	701	1,855
Total comprehensive income	14,937	8,910	(1,980)
Parent Company
Condensed Consolidating Statement of Other Comprehensive Income (Loss) [Line Items]
Net (loss)/income	13,564	8,209	(3,802)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,373	701	1,822
Total comprehensive income	$ 14,937	$ 8,910	$ 1,980